Lazard Global Fixed Income Portfolio
Lazard Global Fixed Income Portfolio
Investment Objective
The Portfolio seeks total return from current income and capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Lazard Global Fixed Income Portfolio	Institutional Shares	Open Shares	R6 Shares
Maximum Redemption Fee (as a % of amount redeemed, on shares owned for 30 days or less)	1.00%	1.00%	1.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lazard Global Fixed Income Portfolio		Institutional Shares	Open Shares	R6 Shares
Management Fees		0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees		none	0.25%	none
Other Expenses		4.44%	28.11%	4.44%	[1]
Total Annual Portfolio Operating Expenses		4.94%	28.86%	4.94%
Fee Waiver and Expense Reimbursement	[2]	4.14%	27.76%	4.19%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement	[2]	0.80%	1.10%	0.75%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year, using "Other Expenses" for Institutional Shares from the last fiscal year.
[2]	Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through April 30, 2015, to the extent Total Annual Portfolio Operating Expenses exceed .80%, 1.10% and .75% of the average daily net assets of the Portfolio's Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of "Acquired Funds" and extraordinary expenses, and excluding shareholder redemption fees or other transaction fees. This agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the investment management agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursment arrangement in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Lazard Global Fixed Income Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares	82	1,112	2,143	4,727
Open Shares	112	4,764	7,460	10,228
R6 Shares	77	1,107	2,139	4,724

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 66% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio invests at least 80% of its assets in Fixed Income Investments. “Fixed Income Investments” include all types of debt and income producing securities and other instruments, including bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, Eurodollar and Yankee dollar instruments, money market instruments and foreign currency forward contracts, including non-deliverable forward contracts. Fixed Income Investments may be issued by US or foreign corporations or entities, including those with business activities located in emerging market countries; US or foreign banks; the US government, its agencies, authorities, instrumentalities or sponsored enterprises; US state and municipal governments; foreign governments and their political subdivisions; and supranational organizations (such as the World Bank). Fixed Income Investments may have any type of interest rate payment terms, including fixed rate, adjustable rate or zero coupon features.

In managing the Portfolio’s assets, the Investment Manager employs a relative value approach that is driven by its macroeconomic view of global interest rates, yield curves, sector spreads, and currencies, combined with an opportunistic, but disciplined, security selection process. The Investment Manager seeks to enhance the Portfolio’s total return by rotating investments through global bond and credit markets, maintaining or seeking exposure to foreign currencies in the discretion of the Investment Manager. The Investment Manager seeks to identify and exploit market inefficiencies (such as spread relationships between sectors in different countries, and undervalued or overlooked markets and securities) in seeking to achieve attractive risk-adjusted returns. The Investment Manager also seeks to identify investment opportunities with asymmetric risk/reward characteristics in seeking to enhance portfolio performance and mitigate risk.

The Portfolio’s currency exposure generally is managed relative to that of the Barclays Capital Global Aggregate Bond® Index—Unhedged in US dollar terms, and tactical exposures to non-US dollar currencies are based on the Investment Manager’s fundamental macroeconomic outlook, technical factors and the Investment Manager’s desired market positioning.

Under normal market conditions, the Portfolio invests significantly (at least 40%—unless market conditions are not deemed favorable by the Investment Manager, in which case the Portfolio would invest at least 30%) in issuers organized or located outside the US or doing a substantial amount of business outside the US, securities denominated in a foreign currency or foreign currency forward contracts. The Investment Manager allocates the Portfolio’s assets among various regions, countries and currencies, including the United States and the US dollar (but in no less than three different countries or currencies). The Portfolio may invest in securities of issuers with business activities located in emerging market countries or denominated in an emerging market currency.

The Portfolio may invest up to 15% of its assets in securities that are rated below investment grade (e.g., lower than Baa by Moody’s or lower than BBB by S&P) (“junk bonds”) or the unrated equivalent as determined by the Investment Manager. There are no restrictions on the Portfolio’s average portfolio maturity or duration or on the maturities of the individual debt and income producing securities and other instruments in which it may invest. Duration is an estimate of the sensitivity of the price (the value of principal) of a fixed-income security to a change in interest rates. Generally, the longer the duration, the higher the expected volatility. For example, the market price of a fixed-income security with a duration of three years would be expected to decline 3% if interest rates rose 1%. Conversely, the market price of the same security would be expected to increase 3% if interest rates fell 1%.

In addition to purchasing or selling foreign currency forward contracts, the Portfolio may, but is not required to, purchase and sell options on foreign currencies, for hedging purposes or to seek to increase returns.

When the Investment Manager determines that adverse market conditions exist, the Portfolio may adopt a temporary defensive position and invest some or all of its assets in money market instruments. In pursuing a temporary defensive strategy, the Portfolio may forgo potentially more profitable investment strategies and, as a result, may not achieve its stated investment objective.

Principal Investment Risks

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Market Risk. Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Fixed-Income and Debt Securities Risk. While fixed-income securities are designed to produce a stable stream of income, their prices move inversely with changes in interest rates (i.e., as interest rates go up, prices go down). Interest rate risk is usually greater for fixed-income securities with longer maturities or effective durations.

Other risk factors could have an effect on the Portfolio’s performance, including:

•	if an issuer fails to make timely interest or principal payments (known as credit risk)

•

if there is a decline, or a perceived decline, in the credit quality of a fixed-income security (or any guarantor of payment on such security) the security’s value could fall, potentially lowering the Portfolio’s share price

•	during unusual market conditions, the Portfolio may not be able to sell certain securities at the time and price it would like

Any investments in lower-rated, higher-yielding securities are subject to greater credit risk than its higher rated investments. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative.

Some debt securities may give the issuer the option to call, or redeem, the securities before their maturity. If securities held by the Portfolio are called during a time of declining interest rates (which is typically the case when issuers exercise options to call outstanding securities), the Portfolio may have to reinvest the proceeds in an investment offering a lower yield (and the Portfolio may not fully benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

Adjustable rate securities provide the Portfolio with a certain degree of protection against rises in interest rates, although such securities will participate in any declines in interest rates as well. Certain adjustable rate securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. Certain fixed-income securities may be issued at a discount from their face value (such as zero coupon securities) or purchased at a price less than their stated face amount or at a price less than their issue price plus the portion of “original issue discount” previously accrued thereon, i.e., purchased at a “market discount.” The amount of original issue discount and/or market discount on certain obligations may be significant, and accretion of market discount together with original issue discount will cause the Portfolio to realize income prior to the receipt of cash payments with respect to these securities.

Mortgage-Related and Asset-Backed Securities Risk. Mortgage-related securities are complex instruments, subject to both credit and prepayment risk, and may be more volatile and less liquid, and more difficult to price accurately, than more traditional debt securities. Although certain mortgage-related securities are guaranteed by a third party (such as a US Government agency or instrumentality with respect to government-related mortgage-backed securities) or otherwise similarly secured, the market value of the security, which may fluctuate, is not secured. Mortgage-related securities generally are subject to credit risks associated with the performance of the underlying mortgage properties. Prepayment risk can lead to fluctuations in value of the mortgage-related security which may be pronounced. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since during periods of declining interest rates the mortgages underlying the security are more likely to be prepaid.

The risks of asset-backed securities are similar to those of mortgage-related securities. However, asset-backed securities present certain risks that are not presented by mortgage-related securities. Primarily, these securities may provide the Portfolio with a less effective security interest in the related collateral than do mortgage-related securities.

Structured Products Risk. Structured notes and other structured products are privately negotiated debt instruments where the principal and/or interest is determined by reference to a specified asset, market or rate, or the differential performance of two assets or markets. Structured products can have risks of both fixed income securities and derivatives transactions. Derivatives transactions may reduce returns or increase volatility, perhaps substantially, and they are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related reference assets, markets or rates. As such, a small investment could have a potentially large impact on the Portfolio’s performance. Use of derivatives transactions may cause the Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions.

Non-US Securities Risk. The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Emerging Market Risk. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The securities markets of emerging market countries have historically been extremely volatile. However, capital markets worldwide have experienced unprecedented volatility in recent years, causing significant declines in valuation and liquidity in certain emerging markets. These market conditions may continue or worsen. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies. The Portfolio’s investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies.

Foreign Currency Risk. Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. Currency investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies.

Liquidity Risk. The lack of a readily available market may limit the ability of the Portfolio to sell certain securities at the time and price it would like. The size of certain debt securities offerings of emerging markets issuers may be relatively smaller in size than debt offerings in more developed markets and, in some cases, the Portfolio, by itself or together with other Portfolios or other accounts managed by the Investment Manager, may hold a position in a security that is large relative to the typical trading volume for that security; these factors can make it difficult for the Portfolio to dispose of the position at the desired time or price.

Forward Currency Contracts and Other Derivatives Risk. Forward currency contracts and other derivatives transactions, including those entered into for hedging purposes, may reduce returns or increase volatility, perhaps substantially. Forward currency contracts, over-the-counter options on currencies, structured products and other over-the-counter derivatives transactions are subject to the risk of default by the counterparty and can be illiquid. These derivatives transactions, as well as the exchange-traded options and other derivatives transactions in which the Portfolio may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related currency or other reference asset. As such, a small investment could have a potentially large impact on the Portfolio’s performance. Use of derivatives transactions, even if entered into for hedging purposes, may cause the Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions.

Performance Bar Chart and Table Total Returns for Institutional Shares As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Global Fixed Income Portfolio by showing the Portfolio’s performance for the first complete calendar year of operation compared to that of a broad measure of market performance. The bar chart shows the performance of the Portfolio’s Institutional Shares. Updated performance information is available at www.LazardNet.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Best Quarter: 9/30/13 2.19% Worst Quarter: 6/30/13 -3.63%

Average Annual Total Returns (for the periods ended December 31, 2013)

After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns shown below for the Portfolio’s R6 Shares (which were not operational as of December 31, 2013) reflect the performance of the Portfolio’s Institutional Shares. R6 Shares would have had substantially similar returns as Institutional Shares because the share classes are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses.

Average Annual Returns Lazard Global Fixed Income Portfolio	1 Year	Life of Portfolio	Inception Date
Institutional Shares	(4.13%)	(0.55%)	Mar. 30, 2012
Open Shares	(4.41%)	(0.84%)	Mar. 30, 2012
R6 Shares	(4.13%)	(0.55%)
After Taxes on Distributions Institutional Shares	(4.69%)	(0.93%)
After Taxes on Distributions and Sale of Portfolio Shares Institutional Shares	(2.34%)	(0.53%)
Barclays Capital Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.60%)	0.42%